Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Basic and diluted	$ (0.15)	$ (0.35)	$ (0.59)	$ (0.86)	$ (6.57)	$ (6.59)
Basic and diluted	197,006,980	67,718,940	143,338,517	67,021,176	12,104,523	11,780,078